UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Fidelity®

Global Strategies

Fund

Annual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2015	Past 1 year	Past 5 years	Life of fund A
Fidelity® Global Strategies Fund B	3.54%	7.50%	3.30%

A From October 31, 2007.

B Prior to June 1, 2011, Fidelity® Global Strategies Fund operated under certain different investment policies and compared its performance to different indexes. The fund's historical performance may not represent its current investment policies.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Global Strategies Fund, a class of the fund, on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Driven by the relative strength of the U.S. economy and dollar, the MSCI ACWI Index of global equities gained 5.47% for the 12 months ending May 31, 2015. Japan (+16%), buoyed by new monetary stimulus, and the U.S. (+12%) fared best. Commodities-rich Canada (-7%) retreated. The U.K. (-4%) and Europe (-3%) seemed to suffer similar setbacks, but the latter's result encompassed strength in the Swiss bourse (+3%) and franc; weakness in Germany (-7%) and France (-8%), despite a trillion-euro stimulus. Low-tax Ireland (+24%) posted a high; debt-burdened Greece (-57%), part of the emerging-markets group (-2%), was battered by fear of default - or even a eurozone exit - and posted the low. Other EM results saw commodities exporters Brazil (-28%) and Russia (-21%) at one extreme, net importers China (+38%) and India (+7%) at the other. China was further aided by easy-money policies and newly relaxed stock-market regulations; India was hindered somewhat by dissipating optimism for reform. Meanwhile, global taxable investment-grade bonds broadly struggled against a surging greenback: the Barclays® Global Aggregate GDP Weighted Index returned -5.97%. Within that index, the U.S. (+3%) was the only major market to gain, despite expectations of higher interest rates. For much of the period, many bond investors sought U.S. shelter from economic weakness in much of Europe and parts of Asia.

Comments from Lead Portfolio Manager Christopher Sharpe: For the year, the fund's share classes trailed their primary benchmark, the MSCI ACWI Index, while producing mixed results versus the Fidelity Global Strategies Composite Index. (For specific fund results, please see the Performance section of this report.) Relative to the Composite Index, which we believe provides a more appropriate comparison, the Fund's biggest contribution came from having relatively limited exposure to international investment-grade bonds and, to a lesser extent, U.S. investment-grade debt. Another positive was strong fund selection in the developed international equity category, especially the fund's relatively large positions in Fidelity® International Capital Appreciation Fund and Fidelity® Europe Fund, both of which notably outpaced their respective benchmarks. In contrast, the fund was hampered by its commodities exposure, especially a position in an ETF tracking the price of West Texas Intermediate light sweet crude, which performed poorly along with the price of oil and which we ultimately sold late in the period. The drop in the oil price also weighed on master limited partnerships (MLPs), which are closely tied to the energy sector and its performance. Our exposure to MLPs was the main source of weakness within the domestic equity category, which detracted from relative results this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.66%
Actual		$ 1,000.00	$ 1,024.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Class T	.91%
Actual		$ 1,000.00	$ 1,022.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.58
Class B	1.41%
Actual		$ 1,000.00	$ 1,021.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Class C	1.41%
Actual		$ 1,000.00	$ 1,021.20	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Global Strategies	.41%
Actual		$ 1,000.00	$ 1,025.70	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,025.70	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2015
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 20.7%	Domestic Equity 18.9%
Emerging Markets Equity 6.5%	Emerging Markets Equity 6.5%
High Yield Fixed-Income 4.5%	High Yield Fixed-Income 4.2%
International Equity 24.8%	International Equity 23.4%
Investment Grade Fixed-Income 29.9%	Investment Grade Fixed-Income 30.2%
Commodities and Related Investments 0.0%	Commodities and Related Investments 3.8%
Short-Term and Net Other Assets (Liabilities) 1.5%	Short-Term and Net Other Assets (Liabilities) 0.9%
Sectors* 12.1%	Sectors* 12.1%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes equity and fixed-income sector funds such as Communications, Consumer Cyclical, Consumer Defensive, Energy, Financial, Health, Industrials, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2015	As of November 30, 2014
Equities 59.6%	Equities 56.8%
Bonds 38.9%	Bonds 38.5%
Short-Term and Other 1.5%	Short-Term and Other 4.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2015

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 59.6%
	Shares	Value
China Region Funds - 0.4%
iShares MSCI Taiwan Index ETF (d)	56,600	$ 924,844
Diversified Emerging Markets Funds - 3.5%
Fidelity Emerging Markets Fund (e)	272,868	6,778,036
iShares Core MSCI Emerging Markets ETF (d)	24,800	1,238,760
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		8,016,796
Europe Stock Funds - 7.6%
Fidelity Europe Fund (e)	350,333	13,852,184
Global X FTSE Portugal 20 ETF (d)	97,800	1,162,842
iShares MSCI Poland Capped ETF	45,300	1,096,260
WisdomTree Europe Hedged Equity ETF (d)	19,900	1,295,689
TOTAL EUROPE STOCK FUNDS		17,406,975
Foreign Large Blend Funds - 3.8%
iShares MSCI EAFE Index ETF	129,676	8,641,609
Foreign Large Growth Funds - 10.0%
Fidelity International Capital Appreciation Fund (e)	838,749	14,636,162
Fidelity Pacific Basin Fund (e)	191,096	5,553,235
iShares MSCI Canada Index ETF (d)	95,038	2,640,155
TOTAL FOREIGN LARGE GROWTH FUNDS		22,829,552
Japan Stock Funds - 3.4%
Fidelity Japan Smaller Companies Fund (e)	389,524	5,371,542
WisdomTree Japan Hedged Equity ETF (d)	40,600	2,427,068
TOTAL JAPAN STOCK FUNDS		7,798,610
Large Growth Funds - 7.1%
Fidelity Capital Appreciation Fund (e)	189,843	7,238,716
Fidelity OTC Portfolio (e)	105,074	8,998,507
TOTAL LARGE GROWTH FUNDS		16,237,223
Large Value Funds - 3.6%
Fidelity Value Discovery Fund (e)	325,090	8,215,015
Latin America Stock Funds - 0.5%
iShares MSCI All Peru Capped Index ETF	37,600	1,111,456
Mid-Cap Blend Funds - 2.9%
Fidelity Event Driven Opportunities Fund (e)	586,297	6,718,969
Equity Funds - continued
	Shares	Value
Mid-Cap Growth Funds - 3.5%
Fidelity Mid-Cap Stock Fund (e)	199,392	$ 8,067,395
Mid-Cap Value Funds - 3.6%
Fidelity Value Strategies Fund (e)	175,913	8,141,265
Pacific Asia ex-Japan Stock Funds - 2.1%
iShares MSCI Malaysia Index ETF (d)	52,800	677,952
iShares MSCI Philippines ETF (d)	23,100	915,915
iShares MSCI South Korea Index ETF	13,400	774,520
Market Vectors Vietnam ETF	131,400	2,324,466
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		4,692,853
Sector Funds - Communications - 0.1%
SPDR S&P Telecom ETF (d)	4,300	257,570
Sector Funds - Consumer Cyclical - 1.0%
Consumer Discretionary Select Sector SPDR ETF (d)	30,000	2,289,000
Sector Funds - Consumer Defensive - 0.7%
Consumer Staples Select Sector SPDR ETF (d)	32,200	1,571,038
Sector Funds - Energy - 0.6%
Energy Select Sector SPDR ETF (d)	18,600	1,457,682
Sector Funds - Financial - 1.0%
Financial Select Sector SPDR ETF	96,000	2,361,600
Sector Funds - Health - 1.2%
Health Care Select Sector SPDR ETF (d)	35,300	2,647,500
Sector Funds - Industrials - 0.7%
Industrial Select Sector SPDR ETF (d)	26,900	1,501,289
Sector Funds - Natural Resources - 0.3%
Materials Select Sector SPDR ETF	14,900	754,089
Sector Funds - Technology - 1.7%
Technology Select Sector SPDR ETF	87,800	3,807,886
Sector Funds - Utilities - 0.3%
Utilities Select Sector SPDR ETF (d)	13,300	591,850
TOTAL EQUITY FUNDS (Cost $129,890,923)		136,042,066
Fixed-Income Funds - 38.9%
	Shares	Value
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	320,220	$ 4,969,815
High Yield Bond Funds - 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	58,600	5,327,326
Intermediate Government Funds - 20.2%
iShares 3-7 Year Treasury Bond ETF (d)	373,700	46,219,216
Intermediate-Term Bond Funds - 2.2%
PIMCO Dynamic Credit Income Fund	240,000	4,972,800
Long Government Bond Funds - 5.2%
iShares 10-20 Year Treasury Bond ETF (d)	54,300	7,371,768
iShares 20+ Year Treasury Bond ETF (d)	36,900	4,529,106
TOTAL LONG GOVERNMENT BOND FUNDS		11,900,874
Sector Funds - Real Estate - 4.5%
Fidelity Real Estate Income Fund (e)	391,660	4,641,168
iShares Mortgage Real Estate Capped ETF (d)	474,100	5,523,265
TOTAL SECTOR FUNDS - REAL ESTATE		10,164,433
World Bond Funds - 2.3%
SPDR Barclays Capital International Treasury Bond ETF (d)	99,300	5,204,313
TOTAL FIXED-INCOME FUNDS (Cost $87,877,350)		88,758,777
Money Market Funds - 12.8%
	Shares	Value
Money Market Funds - 12.8%
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(e)	188,009	$ 188,009
Fidelity Securities Lending Cash Central Fund, 0.16% (a)(c)	29,122,750	29,122,750
TOTAL MONEY MARKET FUNDS (Cost $29,310,759)		29,310,759
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $247,079,032)		254,111,602
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(25,836,081)
NET ASSETS - 100%		$ 228,275,521
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 291,840
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$ 1,609,218	$ 7,664,989	$ 2,142,500	$ 21,219	$ 7,238,716
Fidelity Emerging Markets Fund	6,800,283	45,551	-	38,775	6,778,036
Fidelity Europe Fund	-	13,612,741	-	312,741	13,852,184
Fidelity Event Driven Opportunities Fund	1,604,461	6,863,632	2,142,500	31,588	6,718,969
Fidelity Institutional Money Market Portfolio Institutional Class	187,814	196	-	196	188,009
Fidelity International Capital Appreciation Fund	6,783,107	7,620,003	-	73,194	14,636,162
Fidelity Japan Smaller Companies Fund	-	5,284,943	-	12,244	5,371,542
Fidelity Mid-Cap Stock Fund	1,603,133	7,115,274	942,500	18,911	8,067,395
Fidelity New Markets Income Fund	9,743,966	378,848	4,757,000	289,925	4,969,815
Fidelity OTC Portfolio	1,604,668	7,752,883	942,500	-	8,998,507
Fidelity Pacific Basin Fund	-	5,519,869	-	32,399	5,553,235
Fidelity Real Estate Income Fund	4,404,316	281,714	-	202,673	4,641,168
Fidelity Value Discovery Fund	1,608,326	6,916,516	942,500	110,059	8,215,015
Fidelity Value Strategies Fund	1,606,473	6,875,868	942,500	74,423	8,141,265
Total	$ 37,555,765	$ 75,933,027	$ 12,812,000	$ 1,218,347	$ 103,370,018
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 6,136	$ 3,339,563	$ 3,575,000	$ 21,590
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2015
Assets
Investment in securities, at value (including securities loaned of $28,389,867) - See accompanying schedule: Unaffiliated issuers (cost $118,855,560)	$ 121,618,834
Fidelity Central Funds (cost $29,122,750)	29,122,750
Other affiliated issuers (cost $99,100,722)	103,370,018
Total Investments (cost $247,079,032)		$ 254,111,602
Cash		373,979
Receivable for investments sold		3,281,420
Receivable for fund shares sold		30,755
Dividends receivable		80,136
Distributions receivable from Fidelity Central Funds		28,877
Other receivables		1,648
Total assets		257,908,417

Liabilities
Payable for fund shares redeemed	384,304
Accrued management fee	76,902
Distribution and service plan fees payable	48,940
Collateral on securities loaned, at value	29,122,750
Total liabilities		29,632,896

Net Assets		$ 228,275,521
Net Assets consist of:
Paid in capital		$ 218,778,111
Undistributed net investment income		454,403
Accumulated undistributed net realized gain (loss) on investments		2,010,437
Net unrealized appreciation (depreciation) on investments		7,032,570
Net Assets		$ 228,275,521

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

May 31, 2015
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,264,311 ÷ 3,927,737 shares)	$ 8.98

Maximum offering price per share (100/94.25 of $8.98)	$ 9.53
Class T: Net Asset Value and redemption price per share ($24,872,654 ÷ 2,782,012 shares)	$ 8.94

Maximum offering price per share (100/96.50 of $8.94)	$ 9.26
Class B: Net Asset Value and offering price per share ($1,806,535 ÷ 202,377 shares)A	$ 8.93

Class C: Net Asset Value and offering price per share ($35,033,473 ÷ 3,969,472 shares)A	$ 8.83

Global Strategies: Net Asset Value, offering price and redemption price per share ($112,383,542 ÷ 12,465,820 shares)	$ 9.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,915,006 ÷ 2,097,735 shares)	$ 9.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended May 31, 2015
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 5,251,739
Affiliated		1,218,347
Interest		540
Income from Fidelity Central Funds		291,840
Total income		6,762,466

Expenses
Management fee	$ 1,313,099
Distribution and service plan fees	672,209
Independent trustees' compensation	1,199
Subsidiary directors' fees	15,250
Interest	962
Miscellaneous	268
Total expenses before reductions	2,002,987
Expense reductions	(285,760)	1,717,227
Net investment income (loss)		5,045,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Unaffiliated	23,177,227
Affiliated	(46,335)
Realized gain distributions from underlying funds:
Unaffiliated	59,682
Affiliated	3,314,685
Total net realized gain (loss)		26,505,259
Change in net unrealized appreciation (depreciation) on investment securities		(23,846,128)
Net gain (loss)		2,659,131
Net increase (decrease) in net assets resulting from operations		$ 7,704,370

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2015	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,045,239	$ 5,699,386
Net realized gain (loss)	26,505,259	19,712,509
Change in net unrealized appreciation (depreciation)	(23,846,128)	5,902,013
Net increase (decrease) in net assets resulting from operations	7,704,370	31,313,908
Distributions to shareholders from net investment income	(4,400,412)	(6,047,169)
Distributions to shareholders from net realized gain	(27,361,276)	(13,990,192)
Total distributions	(31,761,688)	(20,037,361)
Share transactions - net increase (decrease)	(68,803,103)	(114,938,672)
Total increase (decrease) in net assets	(92,860,421)	(103,662,125)

Net Assets
Beginning of period	321,135,942	424,798,067
End of period (including undistributed net investment income of $454,403 and undistributed net investment income of $611,342, respectively)	$ 228,275,521	$ 321,135,942

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45
Income from Investment Operations
Net investment income (loss) E	.18	.14	.16	.15	.02	.10
Net realized and unrealized gain (loss)	.12	.68	.73	(.68)	.43	1.13
Total from investment operations	.30	.82	.89	(.53)	.45	1.23
Distributions from net investment income	(.16)	(.15)	(.17)	(.14)	(.01)	(.09)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.17)	(.51)	(.36) K	(.44)	(.02)	(.13) L
Net asset value, end of period	$ 8.98	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55
Total ReturnB, C, D	3.34%	8.84%	10.12%	(5.34)%	4.67%	14.64%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.77%	.79%	.79%A	.77%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A	.65%
Expenses net of all reductions	.65%	.64%	.64%	.64%	.64%A	.65%
Net investment income (loss)	1.93%	1.48%	1.75%	1.63%	.49%A	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,264	$ 54,726	$ 68,155	$ 56,127	$ 71,672	$ 57,226
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43
Income from Investment Operations
Net investment income (loss) E	.16	.12	.14	.12	.01	.08
Net realized and unrealized gain (loss)	.10	.68	.73	(.67)	.43	1.13
Total from investment operations	.26	.80	.87	(.55)	.44	1.21
Distributions from net investment income	(.14)	(.13)	(.14)	(.12)	(.01)	(.07)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.14) L	(.49)	(.34)	(.42)	(.02)	(.11) K
Net asset value, end of period	$ 8.94	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53
Total ReturnB, C, D	2.99%	8.58%	9.89%	(5.59)%	4.57%	14.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.01%	1.02%	1.04%	1.04%A	1.02%
Expenses net of fee waivers, if any	.91%	.90%	.90%	.90%	.90%A	.90%
Expenses net of all reductions	.90%	.90%	.89%	.89%	.89%A	.90%
Net investment income (loss)	1.68%	1.22%	1.50%	1.38%	.24%A	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,873	$ 30,647	$ 34,345	$ 29,412	$ 31,534	$ 28,766
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share. L Total distributions of $1.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43
Income from Investment Operations
Net investment income (loss) E	.11	.07	.09	.08	(.01)	.04
Net realized and unrealized gain (loss)	.11	.68	.74	(.67)	.43	1.12
Total from investment operations	.22	.75	.83	(.59)	.42	1.16
Distributions from net investment income	(.10)	(.08)	(.10)	(.08)	(.01)	(.02)
Distributions from net realized gain	(1.01)	(.36)	(.19)	(.29)	(.01)	(.05)
Total distributions	(1.10) K	(.44)	(.29)	(.37)	(.02)	(.07)
Net asset value, end of period	$ 8.93	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52
Total ReturnB, C, D	2.54%	8.01%	9.38%	(6.05)%	4.36%	13.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.51%	1.52%	1.54%	1.54%A	1.52%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%A	1.40%
Expenses net of all reductions	1.40%	1.39%	1.39%	1.39%	1.39%A	1.40%
Net investment income (loss)	1.18%	.72%	1.00%	.88%	(.26)%A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,807	$ 2,773	$ 3,944	$ 4,649	$ 6,237	$ 5,806
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38
Income from Investment Operations
Net investment income (loss) E	.11	.07	.09	.08	(.01)	.04
Net realized and unrealized gain (loss)	.11	.67	.73	(.67)	.43	1.11
Total from investment operations	.22	.74	.82	(.59)	.42	1.15
Distributions from net investment income	(.10)	(.08)	(.10)	(.09)	(.01)	(.04)
Distributions from net realized gain	(1.01)	(.36)	(.19)	(.29)	(.01)	(.05)
Total distributions	(1.10) L	(.44)	(.29)	(.38)	(.02)	(.08) K
Net asset value, end of period	$ 8.83	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45
Total ReturnB, C, D	2.56%	8.00%	9.41%	(6.09)%	4.40%	13.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.51%	1.52%	1.54%	1.54%A	1.52%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%A	1.40%
Expenses net of all reductions	1.40%	1.39%	1.39%	1.39%	1.39%A	1.40%
Net investment income (loss)	1.18%	.72%	1.00%	.88%	(.26)%A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,033	$ 46,387	$ 53,701	$ 51,079	$ 57,465	$ 42,595
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share. L Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2015	2014	2013	2012	2011 G	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46
Income from Investment Operations
Net investment income (loss) D	.20	.17	.19	.17	.03	.12
Net realized and unrealized gain (loss)	.12	.69	.73	(.68)	.44	1.14
Total from investment operations	.32	.86	.92	(.51)	.47	1.26
Distributions from net investment income	(.19)	(.18)	(.19)	(.16)	(.01)	(.10)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.20)	(.54)	(.38) J	(.47) K	(.02)	(.15)
Net asset value, end of period	$ 9.02	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57
Total ReturnB, C	3.54%	9.19%	10.47%	(5.18)%	4.86%	14.95%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.52%	.54%	.54%A	.52%
Expenses net of fee waivers, if any	.41%	.40%	.40%	.40%	.40%A	.40%
Expenses net of all reductions	.40%	.40%	.39%	.39%	.39%A	.40%
Net investment income (loss)	2.17%	1.72%	2.00%	1.88%	.74%A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,384	$ 164,709	$ 218,290	$ 213,526	$ 255,351	$ 208,394
Portfolio turnover rateF	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended December 31. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share. K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2015	2014	2013	2012	2011 G	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46
Income from Investment Operations
Net investment income (loss) D	.20	.17	.19	.17	.03	.12
Net realized and unrealized gain (loss)	.12	.69	.72	(.67)	.44	1.14
Total from investment operations	.32	.86	.91	(.50)	.47	1.26
Distributions from net investment income	(.19)	(.18)	(.19)	(.16)	(.01)	(.10)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.20)	(.54)	(.38) J	(.47) K	(.02)	(.15)
Net asset value, end of period	$ 9.02	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57
Total ReturnB, C	3.54%	9.18%	10.35%	(5.08)%	4.86%	14.95%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.52%	.54%	.54%A	.52%
Expenses net of fee waivers, if any	.41%	.40%	.40%	.40%	.40%A	.40%
Expenses net of all reductions	.40%	.40%	.39%	.39%	.39%A	.40%
Net investment income (loss)	2.17%	1.72%	2.00%	1.88%	.74%A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,915	$ 21,893	$ 46,363	$ 24,541	$ 24,973	$ 17,138
Portfolio turnover rateF	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended December 31. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share. K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2015

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds") and unaffiliated exchange-traded notes (ETNs). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Consolidated Subsidiary.

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2015, the Fund held an investment of $21,590 in the Subsidiary, representing 0.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

Annual Report

Notes to Consolidated Financial Statements - continued

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be

Annual Report

4. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2015, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 8,088,168
Gross unrealized depreciation	(2,648,174)
Net unrealized appreciation (depreciation) on securities	$ 5,439,994

Tax Cost	$ 248,691,948

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 454,404
Undistributed long-term capital gain	$ 2,082,831
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,439,994

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	May 31, 2015	May 31, 2014
Ordinary Income	$ 7,855,683	$ 8,352,725
Long-term Capital Gains	23,906,005	11,684,636
Total	$ 31,761,688	$ 20,037,361

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's consolidated financial statements and related disclosures.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $176,323,415 and $272,229,474, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

Annual Report

Notes to Consolidated Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,720	$ 10,602
Class T	.25%	.25%	137,798	10,232
Class B	.75%	.25%	21,815	16,377
Class C	.75%	.25%	402,876	31,097
			$ 672,209	$ 68,308

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,821
Class T	3,585
Class B*	4,279
Class C*	2,548
$ 19,233

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,356,955.32%		$ 864

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $268 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates

Annual Report

Notes to Consolidated Financial Statements - continued

8. Security Lending - continued

paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $291,840. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,940,500. The weighted average interest rate was .60%. The interest expense amounted to $98 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2016. During the period, this waiver reduced the Fund's management fee by $262,576.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $2,024.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,121 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $39.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2015	Year ended May 31, 2014
From net investment income
Class A	$ 723,392	$ 1,009,131
Class T	393,560	423,579
Class B	21,455	28,444
Class C	396,850	425,260
Global Strategies	2,479,255	3,401,688
Institutional Class	385,900	759,067
Total	$ 4,400,412	$ 6,047,169
From net realized gain
Class A	$ 4,624,643	$ 2,391,812
Class T	2,906,728	1,206,849
Class B	234,295	127,518
Class C	4,246,377	1,853,621
Global Strategies	13,299,957	6,878,260
Institutional Class	2,049,276	1,532,132
Total	$ 27,361,276	$ 13,990,192

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2015	Year ended May 31, 2014
Class A
Shares sold	455,695	1,355,410	$ 4,277,386	$ 12,956,640
Reinvestment of distributions	581,147	307,041	5,197,697	2,912,232
Shares redeemed	(2,662,661)	(3,250,113)	(24,690,460)	(31,266,684)
Net increase (decrease)	(1,625,819)	(1,587,662)	$ (15,215,377)	$ (15,397,812)
Class T
Shares sold	182,325	414,603	$ 1,691,525	$ 3,958,079
Reinvestment of distributions	361,226	158,348	3,208,556	1,499,294
Shares redeemed	(883,057)	(1,063,041)	(8,134,312)	(10,176,674)
Net increase (decrease)	(339,506)	(490,090)	$ (3,234,231)	$ (4,719,301)

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2015	Year ended May 31, 2014
Class B
Shares sold	3,640	8,823	$ 33,980	$ 84,651
Reinvestment of distributions	28,493	15,970	254,258	151,472
Shares redeemed	(112,469)	(157,295)	(1,049,624)	(1,505,145)
Net increase (decrease)	(80,336)	(132,502)	$ (761,386)	$ (1,269,022)
Class C
Shares sold	318,264	740,527	$ 2,916,049	$ 7,003,124
Reinvestment of distributions	515,631	232,124	4,542,736	2,180,897
Shares redeemed	(1,641,045)	(1,903,301)	(15,052,194)	(18,040,294)
Net increase (decrease)	(807,150)	(930,650)	$ (7,593,409)	$ (8,856,273)
Global Strategies
Shares sold	1,080,128	2,185,589	$ 9,907,554	$ 21,090,422
Reinvestment of distributions	1,633,692	1,012,481	14,676,874	9,629,023
Shares redeemed	(6,892,088)	(9,333,629)	(65,309,209)	(89,805,344)
Net increase (decrease)	(4,178,268)	(6,135,559)	$ (40,724,781)	$ (59,085,899)
Institutional Class
Shares sold	903,121	974,412	$ 8,428,682	$ 9,367,601
Reinvestment of distributions	230,819	141,559	2,059,142	1,347,599
Shares redeemed	(1,248,218)	(3,741,623)	(11,761,743)	(36,325,565)
Net increase (decrease)	(114,278)	(2,625,652)	$ (1,273,919)	$ (25,610,365)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 23, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 216 funds. Mr. von Kuhn oversees 94 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Manage-ment Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Global Strategies	07/13/15	07/10/15	$0.029	$0.083

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2015, $20,013,481, or, if subsequently determined to be different, the net capital gain of such year.

Global Strategies designates 36% and 11% of the dividends distributed in July and December 2014 respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Global Strategies designates 60% and 27% of the dividends distributed in July and December 2014 respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Global Strategies	07/07/14	$0.0211	$0.0005
	12/30/14	$0.1136	$0.0093

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DYS-UANN-0715
1.852672.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Strategies
Fund - Class A, Class T, Class B and Class C

Annual Report

May 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global
Strategies Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended May 31, 2015	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge) D	-2.60%	5.98%	2.24%
Class T (incl. 3.50% sales charge) D	-0.61%	6.20%	2.30%
Class B (incl. contingent deferred sales charge) B , D	-2.02%	6.13%	2.33%
Class C (incl. contingent deferred sales charge) C , D	1.66%	6.45%	2.28%

A From October 31, 2007.

B Class B shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

D Prior to June 1, 2011, the fund operated under certain different investment policies and compared its performance to different indexes. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Class A on October 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Driven by the relative strength of the U.S. economy and dollar, the MSCI ACWI Index of global equities gained 5.47% for the 12 months ending May 31, 2015. Japan (+16%), buoyed by new monetary stimulus, and the U.S. (+12%) fared best. Commodities-rich Canada (-7%) retreated. The U.K. (-4%) and Europe (-3%) seemed to suffer similar setbacks, but the latter's result encompassed strength in the Swiss bourse (+3%) and franc; weakness in Germany (-7%) and France (-8%), despite a trillion-euro stimulus. Low-tax Ireland (+24%) posted a high; debt-burdened Greece (-57%), part of the emerging-markets group (-2%), was battered by fear of default - or even a eurozone exit - and posted the low. Other EM results saw commodities exporters Brazil (-28%) and Russia (-21%) at one extreme, net importers China (+38%) and India (+7%) at the other. China was further aided by easy-money policies and newly relaxed stock-market regulations; India was hindered somewhat by dissipating optimism for reform. Meanwhile, global taxable investment-grade bonds broadly struggled against a surging greenback: the Barclays® Global Aggregate GDP Weighted Index returned -5.97%. Within that index, the U.S. (+3%) was the only major market to gain, despite expectations of higher interest rates. For much of the period, many bond investors sought U.S. shelter from economic weakness in much of Europe and parts of Asia.

Comments from Lead Portfolio Manager Christopher Sharpe: For the year, the fund's share classes trailed their primary benchmark, the MSCI ACWI Index, while producing mixed results versus the Fidelity Global Strategies Composite Index. (For specific fund results, please see the Performance section of this report.) Relative to the Composite Index, which we believe provides a more appropriate comparison, the Fund's biggest contribution came from having relatively limited exposure to international investment-grade bonds and, to a lesser extent, U.S. investment-grade debt. Another positive was strong fund selection in the developed international equity category, especially the fund's relatively large positions in Fidelity® International Capital Appreciation Fund and Fidelity® Europe Fund, both of which notably outpaced their respective benchmarks. In contrast, the fund was hampered by its commodities exposure, especially a position in an ETF tracking the price of West Texas Intermediate light sweet crude, which performed poorly along with the price of oil and which we ultimately sold late in the period. The drop in the oil price also weighed on master limited partnerships (MLPs), which are closely tied to the energy sector and its performance. Our exposure to MLPs was the main source of weakness within the domestic equity category, which detracted from relative results this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.66%
Actual		$ 1,000.00	$ 1,024.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Class T	.91%
Actual		$ 1,000.00	$ 1,022.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.58
Class B	1.41%
Actual		$ 1,000.00	$ 1,021.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Class C	1.41%
Actual		$ 1,000.00	$ 1,021.20	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Global Strategies	.41%
Actual		$ 1,000.00	$ 1,025.70	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,025.70	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2015
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 20.7%	Domestic Equity 18.9%
Emerging Markets Equity 6.5%	Emerging Markets Equity 6.5%
High Yield Fixed-Income 4.5%	High Yield Fixed-Income 4.2%
International Equity 24.8%	International Equity 23.4%
Investment Grade Fixed-Income 29.9%	Investment Grade Fixed-Income 30.2%
Commodities and Related Investments 0.0%	Commodities and Related Investments 3.8%
Short-Term and Net Other Assets (Liabilities) 1.5%	Short-Term and Net Other Assets (Liabilities) 0.9%
Sectors* 12.1%	Sectors* 12.1%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes equity and fixed-income sector funds such as Communications, Consumer Cyclical, Consumer Defensive, Energy, Financial, Health, Industrials, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2015	As of November 30, 2014
Equities 59.6%	Equities 56.8%
Bonds 38.9%	Bonds 38.5%
Short-Term and Other 1.5%	Short-Term and Other 4.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2015

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 59.6%
	Shares	Value
China Region Funds - 0.4%
iShares MSCI Taiwan Index ETF (d)	56,600	$ 924,844
Diversified Emerging Markets Funds - 3.5%
Fidelity Emerging Markets Fund (e)	272,868	6,778,036
iShares Core MSCI Emerging Markets ETF (d)	24,800	1,238,760
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		8,016,796
Europe Stock Funds - 7.6%
Fidelity Europe Fund (e)	350,333	13,852,184
Global X FTSE Portugal 20 ETF (d)	97,800	1,162,842
iShares MSCI Poland Capped ETF	45,300	1,096,260
WisdomTree Europe Hedged Equity ETF (d)	19,900	1,295,689
TOTAL EUROPE STOCK FUNDS		17,406,975
Foreign Large Blend Funds - 3.8%
iShares MSCI EAFE Index ETF	129,676	8,641,609
Foreign Large Growth Funds - 10.0%
Fidelity International Capital Appreciation Fund (e)	838,749	14,636,162
Fidelity Pacific Basin Fund (e)	191,096	5,553,235
iShares MSCI Canada Index ETF (d)	95,038	2,640,155
TOTAL FOREIGN LARGE GROWTH FUNDS		22,829,552
Japan Stock Funds - 3.4%
Fidelity Japan Smaller Companies Fund (e)	389,524	5,371,542
WisdomTree Japan Hedged Equity ETF (d)	40,600	2,427,068
TOTAL JAPAN STOCK FUNDS		7,798,610
Large Growth Funds - 7.1%
Fidelity Capital Appreciation Fund (e)	189,843	7,238,716
Fidelity OTC Portfolio (e)	105,074	8,998,507
TOTAL LARGE GROWTH FUNDS		16,237,223
Large Value Funds - 3.6%
Fidelity Value Discovery Fund (e)	325,090	8,215,015
Latin America Stock Funds - 0.5%
iShares MSCI All Peru Capped Index ETF	37,600	1,111,456
Mid-Cap Blend Funds - 2.9%
Fidelity Event Driven Opportunities Fund (e)	586,297	6,718,969
Equity Funds - continued
	Shares	Value
Mid-Cap Growth Funds - 3.5%
Fidelity Mid-Cap Stock Fund (e)	199,392	$ 8,067,395
Mid-Cap Value Funds - 3.6%
Fidelity Value Strategies Fund (e)	175,913	8,141,265
Pacific Asia ex-Japan Stock Funds - 2.1%
iShares MSCI Malaysia Index ETF (d)	52,800	677,952
iShares MSCI Philippines ETF (d)	23,100	915,915
iShares MSCI South Korea Index ETF	13,400	774,520
Market Vectors Vietnam ETF	131,400	2,324,466
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		4,692,853
Sector Funds - Communications - 0.1%
SPDR S&P Telecom ETF (d)	4,300	257,570
Sector Funds - Consumer Cyclical - 1.0%
Consumer Discretionary Select Sector SPDR ETF (d)	30,000	2,289,000
Sector Funds - Consumer Defensive - 0.7%
Consumer Staples Select Sector SPDR ETF (d)	32,200	1,571,038
Sector Funds - Energy - 0.6%
Energy Select Sector SPDR ETF (d)	18,600	1,457,682
Sector Funds - Financial - 1.0%
Financial Select Sector SPDR ETF	96,000	2,361,600
Sector Funds - Health - 1.2%
Health Care Select Sector SPDR ETF (d)	35,300	2,647,500
Sector Funds - Industrials - 0.7%
Industrial Select Sector SPDR ETF (d)	26,900	1,501,289
Sector Funds - Natural Resources - 0.3%
Materials Select Sector SPDR ETF	14,900	754,089
Sector Funds - Technology - 1.7%
Technology Select Sector SPDR ETF	87,800	3,807,886
Sector Funds - Utilities - 0.3%
Utilities Select Sector SPDR ETF (d)	13,300	591,850
TOTAL EQUITY FUNDS (Cost $129,890,923)		136,042,066
Fixed-Income Funds - 38.9%
	Shares	Value
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	320,220	$ 4,969,815
High Yield Bond Funds - 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	58,600	5,327,326
Intermediate Government Funds - 20.2%
iShares 3-7 Year Treasury Bond ETF (d)	373,700	46,219,216
Intermediate-Term Bond Funds - 2.2%
PIMCO Dynamic Credit Income Fund	240,000	4,972,800
Long Government Bond Funds - 5.2%
iShares 10-20 Year Treasury Bond ETF (d)	54,300	7,371,768
iShares 20+ Year Treasury Bond ETF (d)	36,900	4,529,106
TOTAL LONG GOVERNMENT BOND FUNDS		11,900,874
Sector Funds - Real Estate - 4.5%
Fidelity Real Estate Income Fund (e)	391,660	4,641,168
iShares Mortgage Real Estate Capped ETF (d)	474,100	5,523,265
TOTAL SECTOR FUNDS - REAL ESTATE		10,164,433
World Bond Funds - 2.3%
SPDR Barclays Capital International Treasury Bond ETF (d)	99,300	5,204,313
TOTAL FIXED-INCOME FUNDS (Cost $87,877,350)		88,758,777
Money Market Funds - 12.8%
	Shares	Value
Money Market Funds - 12.8%
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(e)	188,009	$ 188,009
Fidelity Securities Lending Cash Central Fund, 0.16% (a)(c)	29,122,750	29,122,750
TOTAL MONEY MARKET FUNDS (Cost $29,310,759)		29,310,759
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $247,079,032)		254,111,602
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(25,836,081)
NET ASSETS - 100%		$ 228,275,521
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 291,840
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$ 1,609,218	$ 7,664,989	$ 2,142,500	$ 21,219	$ 7,238,716
Fidelity Emerging Markets Fund	6,800,283	45,551	-	38,775	6,778,036
Fidelity Europe Fund	-	13,612,741	-	312,741	13,852,184
Fidelity Event Driven Opportunities Fund	1,604,461	6,863,632	2,142,500	31,588	6,718,969
Fidelity Institutional Money Market Portfolio Institutional Class	187,814	196	-	196	188,009
Fidelity International Capital Appreciation Fund	6,783,107	7,620,003	-	73,194	14,636,162
Fidelity Japan Smaller Companies Fund	-	5,284,943	-	12,244	5,371,542
Fidelity Mid-Cap Stock Fund	1,603,133	7,115,274	942,500	18,911	8,067,395
Fidelity New Markets Income Fund	9,743,966	378,848	4,757,000	289,925	4,969,815
Fidelity OTC Portfolio	1,604,668	7,752,883	942,500	-	8,998,507
Fidelity Pacific Basin Fund	-	5,519,869	-	32,399	5,553,235
Fidelity Real Estate Income Fund	4,404,316	281,714	-	202,673	4,641,168
Fidelity Value Discovery Fund	1,608,326	6,916,516	942,500	110,059	8,215,015
Fidelity Value Strategies Fund	1,606,473	6,875,868	942,500	74,423	8,141,265
Total	$ 37,555,765	$ 75,933,027	$ 12,812,000	$ 1,218,347	$ 103,370,018
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 6,136	$ 3,339,563	$ 3,575,000	$ 21,590
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2015
Assets
Investment in securities, at value (including securities loaned of $28,389,867) - See accompanying schedule: Unaffiliated issuers (cost $118,855,560)	$ 121,618,834
Fidelity Central Funds (cost $29,122,750)	29,122,750
Other affiliated issuers (cost $99,100,722)	103,370,018
Total Investments (cost $247,079,032)		$ 254,111,602
Cash		373,979
Receivable for investments sold		3,281,420
Receivable for fund shares sold		30,755
Dividends receivable		80,136
Distributions receivable from Fidelity Central Funds		28,877
Other receivables		1,648
Total assets		257,908,417

Liabilities
Payable for fund shares redeemed	384,304
Accrued management fee	76,902
Distribution and service plan fees payable	48,940
Collateral on securities loaned, at value	29,122,750
Total liabilities		29,632,896

Net Assets		$ 228,275,521
Net Assets consist of:
Paid in capital		$ 218,778,111
Undistributed net investment income		454,403
Accumulated undistributed net realized gain (loss) on investments		2,010,437
Net unrealized appreciation (depreciation) on investments		7,032,570
Net Assets		$ 228,275,521

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Assets and Liabilities - continued

May 31, 2015
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,264,311 ÷ 3,927,737 shares)	$ 8.98

Maximum offering price per share (100/94.25 of $8.98)	$ 9.53
Class T: Net Asset Value and redemption price per share ($24,872,654 ÷ 2,782,012 shares)	$ 8.94

Maximum offering price per share (100/96.50 of $8.94)	$ 9.26
Class B: Net Asset Value and offering price per share ($1,806,535 ÷ 202,377 shares)A	$ 8.93

Class C: Net Asset Value and offering price per share ($35,033,473 ÷ 3,969,472 shares)A	$ 8.83

Global Strategies: Net Asset Value, offering price and redemption price per share ($112,383,542 ÷ 12,465,820 shares)	$ 9.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,915,006 ÷ 2,097,735 shares)	$ 9.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Operations

	Year ended May 31, 2015
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 5,251,739
Affiliated		1,218,347
Interest		540
Income from Fidelity Central Funds		291,840
Total income		6,762,466

Expenses
Management fee	$ 1,313,099
Distribution and service plan fees	672,209
Independent trustees' compensation	1,199
Subsidiary directors' fees	15,250
Interest	962
Miscellaneous	268
Total expenses before reductions	2,002,987
Expense reductions	(285,760)	1,717,227
Net investment income (loss)		5,045,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Unaffiliated	23,177,227
Affiliated	(46,335)
Realized gain distributions from underlying funds:
Unaffiliated	59,682
Affiliated	3,314,685
Total net realized gain (loss)		26,505,259
Change in net unrealized appreciation (depreciation) on investment securities		(23,846,128)
Net gain (loss)		2,659,131
Net increase (decrease) in net assets resulting from operations		$ 7,704,370

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2015	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,045,239	$ 5,699,386
Net realized gain (loss)	26,505,259	19,712,509
Change in net unrealized appreciation (depreciation)	(23,846,128)	5,902,013
Net increase (decrease) in net assets resulting from operations	7,704,370	31,313,908
Distributions to shareholders from net investment income	(4,400,412)	(6,047,169)
Distributions to shareholders from net realized gain	(27,361,276)	(13,990,192)
Total distributions	(31,761,688)	(20,037,361)
Share transactions - net increase (decrease)	(68,803,103)	(114,938,672)
Total increase (decrease) in net assets	(92,860,421)	(103,662,125)

Net Assets
Beginning of period	321,135,942	424,798,067
End of period (including undistributed net investment income of $454,403 and undistributed net investment income of $611,342, respectively)	$ 228,275,521	$ 321,135,942

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45
Income from Investment Operations
Net investment income (loss) E	.18	.14	.16	.15	.02	.10
Net realized and unrealized gain (loss)	.12	.68	.73	(.68)	.43	1.13
Total from investment operations	.30	.82	.89	(.53)	.45	1.23
Distributions from net investment income	(.16)	(.15)	(.17)	(.14)	(.01)	(.09)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.17)	(.51)	(.36) K	(.44)	(.02)	(.13) L
Net asset value, end of period	$ 8.98	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55
Total ReturnB, C, D	3.34%	8.84%	10.12%	(5.34)%	4.67%	14.64%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.77%	.79%	.79%A	.77%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A	.65%
Expenses net of all reductions	.65%	.64%	.64%	.64%	.64%A	.65%
Net investment income (loss)	1.93%	1.48%	1.75%	1.63%	.49%A	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,264	$ 54,726	$ 68,155	$ 56,127	$ 71,672	$ 57,226
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43
Income from Investment Operations
Net investment income (loss) E	.16	.12	.14	.12	.01	.08
Net realized and unrealized gain (loss)	.10	.68	.73	(.67)	.43	1.13
Total from investment operations	.26	.80	.87	(.55)	.44	1.21
Distributions from net investment income	(.14)	(.13)	(.14)	(.12)	(.01)	(.07)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.14) L	(.49)	(.34)	(.42)	(.02)	(.11) K
Net asset value, end of period	$ 8.94	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53
Total ReturnB, C, D	2.99%	8.58%	9.89%	(5.59)%	4.57%	14.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.01%	1.02%	1.04%	1.04%A	1.02%
Expenses net of fee waivers, if any	.91%	.90%	.90%	.90%	.90%A	.90%
Expenses net of all reductions	.90%	.90%	.89%	.89%	.89%A	.90%
Net investment income (loss)	1.68%	1.22%	1.50%	1.38%	.24%A	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,873	$ 30,647	$ 34,345	$ 29,412	$ 31,534	$ 28,766
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share. L Total distributions of $1.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43
Income from Investment Operations
Net investment income (loss) E	.11	.07	.09	.08	(.01)	.04
Net realized and unrealized gain (loss)	.11	.68	.74	(.67)	.43	1.12
Total from investment operations	.22	.75	.83	(.59)	.42	1.16
Distributions from net investment income	(.10)	(.08)	(.10)	(.08)	(.01)	(.02)
Distributions from net realized gain	(1.01)	(.36)	(.19)	(.29)	(.01)	(.05)
Total distributions	(1.10) K	(.44)	(.29)	(.37)	(.02)	(.07)
Net asset value, end of period	$ 8.93	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52
Total ReturnB, C, D	2.54%	8.01%	9.38%	(6.05)%	4.36%	13.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.51%	1.52%	1.54%	1.54%A	1.52%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%A	1.40%
Expenses net of all reductions	1.40%	1.39%	1.39%	1.39%	1.39%A	1.40%
Net investment income (loss)	1.18%	.72%	1.00%	.88%	(.26)%A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,807	$ 2,773	$ 3,944	$ 4,649	$ 6,237	$ 5,806
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38
Income from Investment Operations
Net investment income (loss) E	.11	.07	.09	.08	(.01)	.04
Net realized and unrealized gain (loss)	.11	.67	.73	(.67)	.43	1.11
Total from investment operations	.22	.74	.82	(.59)	.42	1.15
Distributions from net investment income	(.10)	(.08)	(.10)	(.09)	(.01)	(.04)
Distributions from net realized gain	(1.01)	(.36)	(.19)	(.29)	(.01)	(.05)
Total distributions	(1.10) L	(.44)	(.29)	(.38)	(.02)	(.08) K
Net asset value, end of period	$ 8.83	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45
Total ReturnB, C, D	2.56%	8.00%	9.41%	(6.09)%	4.40%	13.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.51%	1.52%	1.54%	1.54%A	1.52%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%A	1.40%
Expenses net of all reductions	1.40%	1.39%	1.39%	1.39%	1.39%A	1.40%
Net investment income (loss)	1.18%	.72%	1.00%	.88%	(.26)%A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,033	$ 46,387	$ 53,701	$ 51,079	$ 57,465	$ 42,595
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share. L Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2015	2014	2013	2012	2011 G	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46
Income from Investment Operations
Net investment income (loss) D	.20	.17	.19	.17	.03	.12
Net realized and unrealized gain (loss)	.12	.69	.73	(.68)	.44	1.14
Total from investment operations	.32	.86	.92	(.51)	.47	1.26
Distributions from net investment income	(.19)	(.18)	(.19)	(.16)	(.01)	(.10)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.20)	(.54)	(.38) J	(.47) K	(.02)	(.15)
Net asset value, end of period	$ 9.02	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57
Total ReturnB, C	3.54%	9.19%	10.47%	(5.18)%	4.86%	14.95%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.52%	.54%	.54%A	.52%
Expenses net of fee waivers, if any	.41%	.40%	.40%	.40%	.40%A	.40%
Expenses net of all reductions	.40%	.40%	.39%	.39%	.39%A	.40%
Net investment income (loss)	2.17%	1.72%	2.00%	1.88%	.74%A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,384	$ 164,709	$ 218,290	$ 213,526	$ 255,351	$ 208,394
Portfolio turnover rateF	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended December 31. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share. K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2015	2014	2013	2012	2011 G	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46
Income from Investment Operations
Net investment income (loss) D	.20	.17	.19	.17	.03	.12
Net realized and unrealized gain (loss)	.12	.69	.72	(.67)	.44	1.14
Total from investment operations	.32	.86	.91	(.50)	.47	1.26
Distributions from net investment income	(.19)	(.18)	(.19)	(.16)	(.01)	(.10)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.20)	(.54)	(.38) J	(.47) K	(.02)	(.15)
Net asset value, end of period	$ 9.02	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57
Total ReturnB, C	3.54%	9.18%	10.35%	(5.08)%	4.86%	14.95%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.52%	.54%	.54%A	.52%
Expenses net of fee waivers, if any	.41%	.40%	.40%	.40%	.40%A	.40%
Expenses net of all reductions	.40%	.40%	.39%	.39%	.39%A	.40%
Net investment income (loss)	2.17%	1.72%	2.00%	1.88%	.74%A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,915	$ 21,893	$ 46,363	$ 24,541	$ 24,973	$ 17,138
Portfolio turnover rateF	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended December 31. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share. K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2015

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds") and unaffiliated exchange-traded notes (ETNs). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Consolidated Subsidiary.

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2015, the Fund held an investment of $21,590 in the Subsidiary, representing 0.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

Annual Report

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2015, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 8,088,168
Gross unrealized depreciation	(2,648,174)
Net unrealized appreciation (depreciation) on securities	$ 5,439,994

Tax Cost	$ 248,691,948

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 454,404
Undistributed long-term capital gain	$ 2,082,831
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,439,994

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	May 31, 2015	May 31, 2014
Ordinary Income	$ 7,855,683	$ 8,352,725
Long-term Capital Gains	23,906,005	11,684,636
Total	$ 31,761,688	$ 20,037,361

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's consolidated financial statements and related disclosures.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $176,323,415 and $272,229,474, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,720	$ 10,602
Class T	.25%	.25%	137,798	10,232
Class B	.75%	.25%	21,815	16,377
Class C	.75%	.25%	402,876	31,097
			$ 672,209	$ 68,308

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,821
Class T	3,585
Class B*	4,279
Class C*	2,548
$ 19,233

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Consolidated Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,356,955.32%		$ 864

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $268 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates

Annual Report

8. Security Lending - continued

paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $291,840. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,940,500. The weighted average interest rate was .60%. The interest expense amounted to $98 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2016. During the period, this waiver reduced the Fund's management fee by $262,576.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $2,024.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,121 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $39.

Annual Report

Notes to Consolidated Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2015	Year ended May 31, 2014
From net investment income
Class A	$ 723,392	$ 1,009,131
Class T	393,560	423,579
Class B	21,455	28,444
Class C	396,850	425,260
Global Strategies	2,479,255	3,401,688
Institutional Class	385,900	759,067
Total	$ 4,400,412	$ 6,047,169
From net realized gain
Class A	$ 4,624,643	$ 2,391,812
Class T	2,906,728	1,206,849
Class B	234,295	127,518
Class C	4,246,377	1,853,621
Global Strategies	13,299,957	6,878,260
Institutional Class	2,049,276	1,532,132
Total	$ 27,361,276	$ 13,990,192

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2015	Year ended May 31, 2014
Class A
Shares sold	455,695	1,355,410	$ 4,277,386	$ 12,956,640
Reinvestment of distributions	581,147	307,041	5,197,697	2,912,232
Shares redeemed	(2,662,661)	(3,250,113)	(24,690,460)	(31,266,684)
Net increase (decrease)	(1,625,819)	(1,587,662)	$ (15,215,377)	$ (15,397,812)
Class T
Shares sold	182,325	414,603	$ 1,691,525	$ 3,958,079
Reinvestment of distributions	361,226	158,348	3,208,556	1,499,294
Shares redeemed	(883,057)	(1,063,041)	(8,134,312)	(10,176,674)
Net increase (decrease)	(339,506)	(490,090)	$ (3,234,231)	$ (4,719,301)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2015	Year ended May 31, 2014
Class B
Shares sold	3,640	8,823	$ 33,980	$ 84,651
Reinvestment of distributions	28,493	15,970	254,258	151,472
Shares redeemed	(112,469)	(157,295)	(1,049,624)	(1,505,145)
Net increase (decrease)	(80,336)	(132,502)	$ (761,386)	$ (1,269,022)
Class C
Shares sold	318,264	740,527	$ 2,916,049	$ 7,003,124
Reinvestment of distributions	515,631	232,124	4,542,736	2,180,897
Shares redeemed	(1,641,045)	(1,903,301)	(15,052,194)	(18,040,294)
Net increase (decrease)	(807,150)	(930,650)	$ (7,593,409)	$ (8,856,273)
Global Strategies
Shares sold	1,080,128	2,185,589	$ 9,907,554	$ 21,090,422
Reinvestment of distributions	1,633,692	1,012,481	14,676,874	9,629,023
Shares redeemed	(6,892,088)	(9,333,629)	(65,309,209)	(89,805,344)
Net increase (decrease)	(4,178,268)	(6,135,559)	$ (40,724,781)	$ (59,085,899)
Institutional Class
Shares sold	903,121	974,412	$ 8,428,682	$ 9,367,601
Reinvestment of distributions	230,819	141,559	2,059,142	1,347,599
Shares redeemed	(1,248,218)	(3,741,623)	(11,761,743)	(36,325,565)
Net increase (decrease)	(114,278)	(2,625,652)	$ (1,273,919)	$ (25,610,365)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 23, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 216 funds. Mr. von Kuhn oversees 94 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	07/13/15	07/10/15	$0.019	$0.083
Class T	07/13/15	07/10/15	$0.009	$0.083
Class B	07/13/15	07/10/15	$0.000	$0.083
Class C	07/13/15	07/10/15	$0.000	$0.083

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2015, $20,013,481, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 62% and 12%; Class T designates 100% and 12%; Class B designates 0% and 14%; and Class C designates 0% and 14% of the dividend distributed in July and December 2014 respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% and 29%; Class T designates 100% and 30%; Class B designates 0% and 34%; and Class C designates 0% and 34% of the dividends distributed in July and December 2014 respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	07/07/14	$0.0124	$0.0005
	12/30/14	$0.1076	$0.0093
Class T	07/07/14	$0.0063	$0.0005
	12/30/14	$0.1023	$0.0093
Class B	07/07/14	$0.0000	$0.0000
	12/30/14	$0.0902	$0.0093
Class C	07/07/14	$0.0000	$0.0000
	12/30/14	$0.0902	$0.0093

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYS-UANN-0715
1.852689.108

Fidelity Advisor®

Global Strategies
Fund - Institutional Class

(To be renamed Class I effective July 1, 2015)

Annual Report

May 31, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Strategies Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended May 31, 2015	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	3.54%	7.50%	3.30%

A From October 31, 2007.

B Prior to June 1, 2011, the fund operated under certain different investment policies and compared its performance to different indexes. The fund's historical performance may not represent its current investment policies.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Strategies Fund - Institutional Class on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI ACWI (All Country World Index) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Driven by the relative strength of the U.S. economy and dollar, the MSCI ACWI Index of global equities gained 5.47% for the 12 months ending May 31, 2015. Japan (+16%), buoyed by new monetary stimulus, and the U.S. (+12%) fared best. Commodities-rich Canada (-7%) retreated. The U.K. (-4%) and Europe (-3%) seemed to suffer similar setbacks, but the latter's result encompassed strength in the Swiss bourse (+3%) and franc; weakness in Germany (-7%) and France (-8%), despite a trillion-euro stimulus. Low-tax Ireland (+24%) posted a high; debt-burdened Greece (-57%), part of the emerging-markets group (-2%), was battered by fear of default - or even a eurozone exit - and posted the low. Other EM results saw commodities exporters Brazil (-28%) and Russia (-21%) at one extreme, net importers China (+38%) and India (+7%) at the other. China was further aided by easy-money policies and newly relaxed stock-market regulations; India was hindered somewhat by dissipating optimism for reform. Meanwhile, global taxable investment-grade bonds broadly struggled against a surging greenback: the Barclays® Global Aggregate GDP Weighted Index returned -5.97%. Within that index, the U.S. (+3%) was the only major market to gain, despite expectations of higher interest rates. For much of the period, many bond investors sought U.S. shelter from economic weakness in much of Europe and parts of Asia.

Comments from Lead Portfolio Manager Christopher Sharpe: For the year, the fund's share classes trailed their primary benchmark, the MSCI ACWI Index, while producing mixed results versus the Fidelity Global Strategies Composite Index. (For specific fund results, please see the Performance section of this report.) Relative to the Composite Index, which we believe provides a more appropriate comparison, the Fund's biggest contribution came from having relatively limited exposure to international investment-grade bonds and, to a lesser extent, U.S. investment-grade debt. Another positive was strong fund selection in the developed international equity category, especially the fund's relatively large positions in Fidelity® International Capital Appreciation Fund and Fidelity® Europe Fund, both of which notably outpaced their respective benchmarks. In contrast, the fund was hampered by its commodities exposure, especially a position in an ETF tracking the price of West Texas Intermediate light sweet crude, which performed poorly along with the price of oil and which we ultimately sold late in the period. The drop in the oil price also weighed on master limited partnerships (MLPs), which are closely tied to the energy sector and its performance. Our exposure to MLPs was the main source of weakness within the domestic equity category, which detracted from relative results this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.66%
Actual		$ 1,000.00	$ 1,024.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Class T	.91%
Actual		$ 1,000.00	$ 1,022.50	$ 4.59
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.58
Class B	1.41%
Actual		$ 1,000.00	$ 1,021.00	$ 7.10
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Class C	1.41%
Actual		$ 1,000.00	$ 1,021.20	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.09
Global Strategies	.41%
Actual		$ 1,000.00	$ 1,025.70	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,025.70	$ 2.07
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of May 31, 2015
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 20.7%	Domestic Equity 18.9%
Emerging Markets Equity 6.5%	Emerging Markets Equity 6.5%
High Yield Fixed-Income 4.5%	High Yield Fixed-Income 4.2%
International Equity 24.8%	International Equity 23.4%
Investment Grade Fixed-Income 29.9%	Investment Grade Fixed-Income 30.2%
Commodities and Related Investments 0.0%	Commodities and Related Investments 3.8%
Short-Term and Net Other Assets (Liabilities) 1.5%	Short-Term and Net Other Assets (Liabilities) 0.9%
Sectors* 12.1%	Sectors* 12.1%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes equity and fixed-income sector funds such as Communications, Consumer Cyclical, Consumer Defensive, Energy, Financial, Health, Industrials, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of May 31, 2015	As of November 30, 2014
Equities 59.6%	Equities 56.8%
Bonds 38.9%	Bonds 38.5%
Short-Term and Other 1.5%	Short-Term and Other 4.7%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Annual Report

Consolidated Investments May 31, 2015

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 59.6%
	Shares	Value
China Region Funds - 0.4%
iShares MSCI Taiwan Index ETF (d)	56,600	$ 924,844
Diversified Emerging Markets Funds - 3.5%
Fidelity Emerging Markets Fund (e)	272,868	6,778,036
iShares Core MSCI Emerging Markets ETF (d)	24,800	1,238,760
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		8,016,796
Europe Stock Funds - 7.6%
Fidelity Europe Fund (e)	350,333	13,852,184
Global X FTSE Portugal 20 ETF (d)	97,800	1,162,842
iShares MSCI Poland Capped ETF	45,300	1,096,260
WisdomTree Europe Hedged Equity ETF (d)	19,900	1,295,689
TOTAL EUROPE STOCK FUNDS		17,406,975
Foreign Large Blend Funds - 3.8%
iShares MSCI EAFE Index ETF	129,676	8,641,609
Foreign Large Growth Funds - 10.0%
Fidelity International Capital Appreciation Fund (e)	838,749	14,636,162
Fidelity Pacific Basin Fund (e)	191,096	5,553,235
iShares MSCI Canada Index ETF (d)	95,038	2,640,155
TOTAL FOREIGN LARGE GROWTH FUNDS		22,829,552
Japan Stock Funds - 3.4%
Fidelity Japan Smaller Companies Fund (e)	389,524	5,371,542
WisdomTree Japan Hedged Equity ETF (d)	40,600	2,427,068
TOTAL JAPAN STOCK FUNDS		7,798,610
Large Growth Funds - 7.1%
Fidelity Capital Appreciation Fund (e)	189,843	7,238,716
Fidelity OTC Portfolio (e)	105,074	8,998,507
TOTAL LARGE GROWTH FUNDS		16,237,223
Large Value Funds - 3.6%
Fidelity Value Discovery Fund (e)	325,090	8,215,015
Latin America Stock Funds - 0.5%
iShares MSCI All Peru Capped Index ETF	37,600	1,111,456
Mid-Cap Blend Funds - 2.9%
Fidelity Event Driven Opportunities Fund (e)	586,297	6,718,969
Equity Funds - continued
	Shares	Value
Mid-Cap Growth Funds - 3.5%
Fidelity Mid-Cap Stock Fund (e)	199,392	$ 8,067,395
Mid-Cap Value Funds - 3.6%
Fidelity Value Strategies Fund (e)	175,913	8,141,265
Pacific Asia ex-Japan Stock Funds - 2.1%
iShares MSCI Malaysia Index ETF (d)	52,800	677,952
iShares MSCI Philippines ETF (d)	23,100	915,915
iShares MSCI South Korea Index ETF	13,400	774,520
Market Vectors Vietnam ETF	131,400	2,324,466
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		4,692,853
Sector Funds - Communications - 0.1%
SPDR S&P Telecom ETF (d)	4,300	257,570
Sector Funds - Consumer Cyclical - 1.0%
Consumer Discretionary Select Sector SPDR ETF (d)	30,000	2,289,000
Sector Funds - Consumer Defensive - 0.7%
Consumer Staples Select Sector SPDR ETF (d)	32,200	1,571,038
Sector Funds - Energy - 0.6%
Energy Select Sector SPDR ETF (d)	18,600	1,457,682
Sector Funds - Financial - 1.0%
Financial Select Sector SPDR ETF	96,000	2,361,600
Sector Funds - Health - 1.2%
Health Care Select Sector SPDR ETF (d)	35,300	2,647,500
Sector Funds - Industrials - 0.7%
Industrial Select Sector SPDR ETF (d)	26,900	1,501,289
Sector Funds - Natural Resources - 0.3%
Materials Select Sector SPDR ETF	14,900	754,089
Sector Funds - Technology - 1.7%
Technology Select Sector SPDR ETF	87,800	3,807,886
Sector Funds - Utilities - 0.3%
Utilities Select Sector SPDR ETF (d)	13,300	591,850
TOTAL EQUITY FUNDS (Cost $129,890,923)		136,042,066
Fixed-Income Funds - 38.9%
	Shares	Value
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	320,220	$ 4,969,815
High Yield Bond Funds - 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	58,600	5,327,326
Intermediate Government Funds - 20.2%
iShares 3-7 Year Treasury Bond ETF (d)	373,700	46,219,216
Intermediate-Term Bond Funds - 2.2%
PIMCO Dynamic Credit Income Fund	240,000	4,972,800
Long Government Bond Funds - 5.2%
iShares 10-20 Year Treasury Bond ETF (d)	54,300	7,371,768
iShares 20+ Year Treasury Bond ETF (d)	36,900	4,529,106
TOTAL LONG GOVERNMENT BOND FUNDS		11,900,874
Sector Funds - Real Estate - 4.5%
Fidelity Real Estate Income Fund (e)	391,660	4,641,168
iShares Mortgage Real Estate Capped ETF (d)	474,100	5,523,265
TOTAL SECTOR FUNDS - REAL ESTATE		10,164,433
World Bond Funds - 2.3%
SPDR Barclays Capital International Treasury Bond ETF (d)	99,300	5,204,313
TOTAL FIXED-INCOME FUNDS (Cost $87,877,350)		88,758,777
Money Market Funds - 12.8%
	Shares	Value
Money Market Funds - 12.8%
Fidelity Institutional Money Market Portfolio Institutional Class 0.14% (b)(e)	188,009	$ 188,009
Fidelity Securities Lending Cash Central Fund, 0.16% (a)(c)	29,122,750	29,122,750
TOTAL MONEY MARKET FUNDS (Cost $29,310,759)		29,310,759
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $247,079,032)		254,111,602
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(25,836,081)
NET ASSETS - 100%		$ 228,275,521
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated Fund
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 291,840
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital Appreciation Fund	$ 1,609,218	$ 7,664,989	$ 2,142,500	$ 21,219	$ 7,238,716
Fidelity Emerging Markets Fund	6,800,283	45,551	-	38,775	6,778,036
Fidelity Europe Fund	-	13,612,741	-	312,741	13,852,184
Fidelity Event Driven Opportunities Fund	1,604,461	6,863,632	2,142,500	31,588	6,718,969
Fidelity Institutional Money Market Portfolio Institutional Class	187,814	196	-	196	188,009
Fidelity International Capital Appreciation Fund	6,783,107	7,620,003	-	73,194	14,636,162
Fidelity Japan Smaller Companies Fund	-	5,284,943	-	12,244	5,371,542
Fidelity Mid-Cap Stock Fund	1,603,133	7,115,274	942,500	18,911	8,067,395
Fidelity New Markets Income Fund	9,743,966	378,848	4,757,000	289,925	4,969,815
Fidelity OTC Portfolio	1,604,668	7,752,883	942,500	-	8,998,507
Fidelity Pacific Basin Fund	-	5,519,869	-	32,399	5,553,235
Fidelity Real Estate Income Fund	4,404,316	281,714	-	202,673	4,641,168
Fidelity Value Discovery Fund	1,608,326	6,916,516	942,500	110,059	8,215,015
Fidelity Value Strategies Fund	1,606,473	6,875,868	942,500	74,423	8,141,265
Total	$ 37,555,765	$ 75,933,027	$ 12,812,000	$ 1,218,347	$ 103,370,018
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 6,136	$ 3,339,563	$ 3,575,000	$ 21,590
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	May 31, 2015
Assets
Investment in securities, at value (including securities loaned of $28,389,867) - See accompanying schedule: Unaffiliated issuers (cost $118,855,560)	$ 121,618,834
Fidelity Central Funds (cost $29,122,750)	29,122,750
Other affiliated issuers (cost $99,100,722)	103,370,018
Total Investments (cost $247,079,032)		$ 254,111,602
Cash		373,979
Receivable for investments sold		3,281,420
Receivable for fund shares sold		30,755
Dividends receivable		80,136
Distributions receivable from Fidelity Central Funds		28,877
Other receivables		1,648
Total assets		257,908,417

Liabilities
Payable for fund shares redeemed	384,304
Accrued management fee	76,902
Distribution and service plan fees payable	48,940
Collateral on securities loaned, at value	29,122,750
Total liabilities		29,632,896

Net Assets		$ 228,275,521
Net Assets consist of:
Paid in capital		$ 218,778,111
Undistributed net investment income		454,403
Accumulated undistributed net realized gain (loss) on investments		2,010,437
Net unrealized appreciation (depreciation) on investments		7,032,570
Net Assets		$ 228,275,521

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

May 31, 2015
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,264,311 ÷ 3,927,737 shares)	$ 8.98

Maximum offering price per share (100/94.25 of $8.98)	$ 9.53
Class T: Net Asset Value and redemption price per share ($24,872,654 ÷ 2,782,012 shares)	$ 8.94

Maximum offering price per share (100/96.50 of $8.94)	$ 9.26
Class B: Net Asset Value and offering price per share ($1,806,535 ÷ 202,377 shares)A	$ 8.93

Class C: Net Asset Value and offering price per share ($35,033,473 ÷ 3,969,472 shares)A	$ 8.83

Global Strategies: Net Asset Value, offering price and redemption price per share ($112,383,542 ÷ 12,465,820 shares)	$ 9.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,915,006 ÷ 2,097,735 shares)	$ 9.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended May 31, 2015
Investment Income
Dividends from underlying funds:
Unaffiliated		$ 5,251,739
Affiliated		1,218,347
Interest		540
Income from Fidelity Central Funds		291,840
Total income		6,762,466

Expenses
Management fee	$ 1,313,099
Distribution and service plan fees	672,209
Independent trustees' compensation	1,199
Subsidiary directors' fees	15,250
Interest	962
Miscellaneous	268
Total expenses before reductions	2,002,987
Expense reductions	(285,760)	1,717,227
Net investment income (loss)		5,045,239
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Unaffiliated	23,177,227
Affiliated	(46,335)
Realized gain distributions from underlying funds:
Unaffiliated	59,682
Affiliated	3,314,685
Total net realized gain (loss)		26,505,259
Change in net unrealized appreciation (depreciation) on investment securities		(23,846,128)
Net gain (loss)		2,659,131
Net increase (decrease) in net assets resulting from operations		$ 7,704,370

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended May 31, 2015	Year ended May 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,045,239	$ 5,699,386
Net realized gain (loss)	26,505,259	19,712,509
Change in net unrealized appreciation (depreciation)	(23,846,128)	5,902,013
Net increase (decrease) in net assets resulting from operations	7,704,370	31,313,908
Distributions to shareholders from net investment income	(4,400,412)	(6,047,169)
Distributions to shareholders from net realized gain	(27,361,276)	(13,990,192)
Total distributions	(31,761,688)	(20,037,361)
Share transactions - net increase (decrease)	(68,803,103)	(114,938,672)
Total increase (decrease) in net assets	(92,860,421)	(103,662,125)

Net Assets
Beginning of period	321,135,942	424,798,067
End of period (including undistributed net investment income of $454,403 and undistributed net investment income of $611,342, respectively)	$ 228,275,521	$ 321,135,942

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45
Income from Investment Operations
Net investment income (loss) E	.18	.14	.16	.15	.02	.10
Net realized and unrealized gain (loss)	.12	.68	.73	(.68)	.43	1.13
Total from investment operations	.30	.82	.89	(.53)	.45	1.23
Distributions from net investment income	(.16)	(.15)	(.17)	(.14)	(.01)	(.09)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.17)	(.51)	(.36) K	(.44)	(.02)	(.13) L
Net asset value, end of period	$ 8.98	$ 9.85	$ 9.54	$ 9.01	$ 9.98	$ 9.55
Total ReturnB, C, D	3.34%	8.84%	10.12%	(5.34)%	4.67%	14.64%
Ratios to Average Net Assets F, I
Expenses before reductions	.76%	.75%	.77%	.79%	.79%A	.77%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%A	.65%
Expenses net of all reductions	.65%	.64%	.64%	.64%	.64%A	.65%
Net investment income (loss)	1.93%	1.48%	1.75%	1.63%	.49%A	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,264	$ 54,726	$ 68,155	$ 56,127	$ 71,672	$ 57,226
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share. L Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43
Income from Investment Operations
Net investment income (loss) E	.16	.12	.14	.12	.01	.08
Net realized and unrealized gain (loss)	.10	.68	.73	(.67)	.43	1.13
Total from investment operations	.26	.80	.87	(.55)	.44	1.21
Distributions from net investment income	(.14)	(.13)	(.14)	(.12)	(.01)	(.07)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.14) L	(.49)	(.34)	(.42)	(.02)	(.11) K
Net asset value, end of period	$ 8.94	$ 9.82	$ 9.51	$ 8.98	$ 9.95	$ 9.53
Total ReturnB, C, D	2.99%	8.58%	9.89%	(5.59)%	4.57%	14.45%
Ratios to Average Net Assets F, I
Expenses before reductions	1.01%	1.01%	1.02%	1.04%	1.04%A	1.02%
Expenses net of fee waivers, if any	.91%	.90%	.90%	.90%	.90%A	.90%
Expenses net of all reductions	.90%	.90%	.89%	.89%	.89%A	.90%
Net investment income (loss)	1.68%	1.22%	1.50%	1.38%	.24%A	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,873	$ 30,647	$ 34,345	$ 29,412	$ 31,534	$ 28,766
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share. L Total distributions of $1.14 per share is comprised of distributions from net investment income of $.138 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43
Income from Investment Operations
Net investment income (loss) E	.11	.07	.09	.08	(.01)	.04
Net realized and unrealized gain (loss)	.11	.68	.74	(.67)	.43	1.12
Total from investment operations	.22	.75	.83	(.59)	.42	1.16
Distributions from net investment income	(.10)	(.08)	(.10)	(.08)	(.01)	(.02)
Distributions from net realized gain	(1.01)	(.36)	(.19)	(.29)	(.01)	(.05)
Total distributions	(1.10) K	(.44)	(.29)	(.37)	(.02)	(.07)
Net asset value, end of period	$ 8.93	$ 9.81	$ 9.50	$ 8.96	$ 9.92	$ 9.52
Total ReturnB, C, D	2.54%	8.01%	9.38%	(6.05)%	4.36%	13.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.51%	1.52%	1.54%	1.54%A	1.52%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%A	1.40%
Expenses net of all reductions	1.40%	1.39%	1.39%	1.39%	1.39%A	1.40%
Net investment income (loss)	1.18%	.72%	1.00%	.88%	(.26)%A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,807	$ 2,773	$ 3,944	$ 4,649	$ 6,237	$ 5,806
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended May 31,	2015	2014	2013	2012	2011 H	2010 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38
Income from Investment Operations
Net investment income (loss) E	.11	.07	.09	.08	(.01)	.04
Net realized and unrealized gain (loss)	.11	.67	.73	(.67)	.43	1.11
Total from investment operations	.22	.74	.82	(.59)	.42	1.15
Distributions from net investment income	(.10)	(.08)	(.10)	(.09)	(.01)	(.04)
Distributions from net realized gain	(1.01)	(.36)	(.19)	(.29)	(.01)	(.05)
Total distributions	(1.10) L	(.44)	(.29)	(.38)	(.02)	(.08) K
Net asset value, end of period	$ 8.83	$ 9.71	$ 9.41	$ 8.88	$ 9.85	$ 9.45
Total ReturnB, C, D	2.56%	8.00%	9.41%	(6.09)%	4.40%	13.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50%	1.51%	1.52%	1.54%	1.54%A	1.52%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%A	1.40%
Expenses net of all reductions	1.40%	1.39%	1.39%	1.39%	1.39%A	1.40%
Net investment income (loss)	1.18%	.72%	1.00%	.88%	(.26)%A	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,033	$ 46,387	$ 53,701	$ 51,079	$ 57,465	$ 42,595
Portfolio turnover rateG	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended December 31. K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share. L Total distributions of $1.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $1.005 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Global Strategies

Years ended May 31,	2015	2014	2013	2012	2011 G	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46
Income from Investment Operations
Net investment income (loss) D	.20	.17	.19	.17	.03	.12
Net realized and unrealized gain (loss)	.12	.69	.73	(.68)	.44	1.14
Total from investment operations	.32	.86	.92	(.51)	.47	1.26
Distributions from net investment income	(.19)	(.18)	(.19)	(.16)	(.01)	(.10)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.20)	(.54)	(.38) J	(.47) K	(.02)	(.15)
Net asset value, end of period	$ 9.02	$ 9.90	$ 9.58	$ 9.04	$ 10.02	$ 9.57
Total ReturnB, C	3.54%	9.19%	10.47%	(5.18)%	4.86%	14.95%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.52%	.54%	.54%A	.52%
Expenses net of fee waivers, if any	.41%	.40%	.40%	.40%	.40%A	.40%
Expenses net of all reductions	.40%	.40%	.39%	.39%	.39%A	.40%
Net investment income (loss)	2.17%	1.72%	2.00%	1.88%	.74%A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,384	$ 164,709	$ 218,290	$ 213,526	$ 255,351	$ 208,394
Portfolio turnover rateF	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended December 31. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share. K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended May 31,	2015	2014	2013	2012	2011 G	2010 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46
Income from Investment Operations
Net investment income (loss) D	.20	.17	.19	.17	.03	.12
Net realized and unrealized gain (loss)	.12	.69	.72	(.67)	.44	1.14
Total from investment operations	.32	.86	.91	(.50)	.47	1.26
Distributions from net investment income	(.19)	(.18)	(.19)	(.16)	(.01)	(.10)
Distributions from net realized gain	(1.01)	(.36)	(.20)	(.30)	(.01)	(.05)
Total distributions	(1.20)	(.54)	(.38) J	(.47) K	(.02)	(.15)
Net asset value, end of period	$ 9.02	$ 9.90	$ 9.58	$ 9.05	$ 10.02	$ 9.57
Total ReturnB, C	3.54%	9.18%	10.35%	(5.08)%	4.86%	14.95%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.51%	.52%	.54%	.54%A	.52%
Expenses net of fee waivers, if any	.41%	.40%	.40%	.40%	.40%A	.40%
Expenses net of all reductions	.40%	.40%	.39%	.39%	.39%A	.40%
Net investment income (loss)	2.17%	1.72%	2.00%	1.88%	.74%A	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,915	$ 21,893	$ 46,363	$ 24,541	$ 24,973	$ 17,138
Portfolio turnover rateF	67%	106%	156%	136%	200%A	102%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the period ended December 31. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share. K Total distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended May 31, 2015

1. Organization.

Fidelity Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) ("the Underlying Funds") and unaffiliated exchange-traded notes (ETNs). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Consolidated Subsidiary.

The Fund may invest in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of May 31, 2015, the Fund held an investment of $21,590 in the Subsidiary, representing 0.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

Annual Report

Notes to Consolidated Financial Statements - continued

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be

Annual Report

4. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2015, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporations, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 8,088,168
Gross unrealized depreciation	(2,648,174)
Net unrealized appreciation (depreciation) on securities	$ 5,439,994

Tax Cost	$ 248,691,948

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 454,404
Undistributed long-term capital gain	$ 2,082,831
Net unrealized appreciation (depreciation) on securities and other investments	$ 5,439,994

Annual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	May 31, 2015	May 31, 2014
Ordinary Income	$ 7,855,683	$ 8,352,725
Long-term Capital Gains	23,906,005	11,684,636
Total	$ 31,761,688	$ 20,037,361

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's consolidated financial statements and related disclosures.

5. Purchases and Redemptions of Underlying Fund Shares.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $176,323,415 and $272,229,474, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .50% of the Fund's average net assets.

Annual Report

Notes to Consolidated Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,720	$ 10,602
Class T	.25%	.25%	137,798	10,232
Class B	.75%	.25%	21,815	16,377
Class C	.75%	.25%	402,876	31,097
			$ 672,209	$ 68,308

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,821
Class T	3,585
Class B*	4,279
Class C*	2,548
$ 19,233

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,356,955.32%		$ 864

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $268 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates

Annual Report

Notes to Consolidated Financial Statements - continued

8. Security Lending - continued

paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $291,840. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,940,500. The weighted average interest rate was .60%. The interest expense amounted to $98 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2016. During the period, this waiver reduced the Fund's management fee by $262,576.

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $2,024.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21,121 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $39.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended May 31, 2015	Year ended May 31, 2014
From net investment income
Class A	$ 723,392	$ 1,009,131
Class T	393,560	423,579
Class B	21,455	28,444
Class C	396,850	425,260
Global Strategies	2,479,255	3,401,688
Institutional Class	385,900	759,067
Total	$ 4,400,412	$ 6,047,169
From net realized gain
Class A	$ 4,624,643	$ 2,391,812
Class T	2,906,728	1,206,849
Class B	234,295	127,518
Class C	4,246,377	1,853,621
Global Strategies	13,299,957	6,878,260
Institutional Class	2,049,276	1,532,132
Total	$ 27,361,276	$ 13,990,192

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2015	Year ended May 31, 2014
Class A
Shares sold	455,695	1,355,410	$ 4,277,386	$ 12,956,640
Reinvestment of distributions	581,147	307,041	5,197,697	2,912,232
Shares redeemed	(2,662,661)	(3,250,113)	(24,690,460)	(31,266,684)
Net increase (decrease)	(1,625,819)	(1,587,662)	$ (15,215,377)	$ (15,397,812)
Class T
Shares sold	182,325	414,603	$ 1,691,525	$ 3,958,079
Reinvestment of distributions	361,226	158,348	3,208,556	1,499,294
Shares redeemed	(883,057)	(1,063,041)	(8,134,312)	(10,176,674)
Net increase (decrease)	(339,506)	(490,090)	$ (3,234,231)	$ (4,719,301)

Annual Report

Notes to Consolidated Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Year ended May 31, 2015	Year ended May 31, 2014	Year ended May 31, 2015	Year ended May 31, 2014
Class B
Shares sold	3,640	8,823	$ 33,980	$ 84,651
Reinvestment of distributions	28,493	15,970	254,258	151,472
Shares redeemed	(112,469)	(157,295)	(1,049,624)	(1,505,145)
Net increase (decrease)	(80,336)	(132,502)	$ (761,386)	$ (1,269,022)
Class C
Shares sold	318,264	740,527	$ 2,916,049	$ 7,003,124
Reinvestment of distributions	515,631	232,124	4,542,736	2,180,897
Shares redeemed	(1,641,045)	(1,903,301)	(15,052,194)	(18,040,294)
Net increase (decrease)	(807,150)	(930,650)	$ (7,593,409)	$ (8,856,273)
Global Strategies
Shares sold	1,080,128	2,185,589	$ 9,907,554	$ 21,090,422
Reinvestment of distributions	1,633,692	1,012,481	14,676,874	9,629,023
Shares redeemed	(6,892,088)	(9,333,629)	(65,309,209)	(89,805,344)
Net increase (decrease)	(4,178,268)	(6,135,559)	$ (40,724,781)	$ (59,085,899)
Institutional Class
Shares sold	903,121	974,412	$ 8,428,682	$ 9,367,601
Reinvestment of distributions	230,819	141,559	2,059,142	1,347,599
Shares redeemed	(1,248,218)	(3,741,623)	(11,761,743)	(36,325,565)
Net increase (decrease)	(114,278)	(2,625,652)	$ (1,273,919)	$ (25,610,365)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Global Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Global Strategies Fund (the Fund), a fund of Fidelity Salem Street Trust, including the consolidated schedule of investments, as of May 31, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods presented. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Global Strategies Fund as of May 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 23, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 234 funds. Ms. Acton and Mr. Engler each oversees 216 funds. Mr. von Kuhn oversees 94 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	07/13/15	07/10/15	$0.029	$0.083

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2015, $20,013,481, or, if subsequently determined to be different, the net capital gain of such year.

Institutional Class designates 36% and 11% of the dividends distributed in July and December 2014 respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders

Institutional Class designates 60% and 27% of the dividends distributed in July and December 2014 respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	07/07/14	$0.0211	$0.0005
	12/30/14	$0.1136	$0.0093

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfiled, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ADYSI-UANN-0715
1.852681.108

Item 2. Code of Ethics

As of the end of the period, May 31, 2015, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Global Strategies Fund (the "Fund"):

Services Billed by Deloitte Entities

May 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$45,000	$-	$7,800	$600

May 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Strategies Fund	$43,000	$-	$6,700	$4,800

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	May 31, 2015A	May 31, 2014A
Audit-Related Fees	$-	$560,000
Tax Fees	$-	$-
All Other Fees	$220,000	$695,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund is as follows:

Billed By	May 31, 2015 A	May 31 2014 A
Deloitte Entities	$1,315,000	$1,380,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2015